TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Narrative) (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪) shares	Jan. 29, 2013 shares
PHI [Member]
Disclosure of transactions between related parties [line items]
Guarantee for debt amount | ₪	₪ 50
S.B. Israel Telecom Ltd. [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued in acquisition		48,050,000
Shareholder [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued in acquisition	49,862,800